Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Schedule of straight-line basis, over the useful lives of the assets
Annual depreciation rate (%)

Computers	33
Development equipment	20
Furniture and office equipment	6-15
Leasehold Improvements	10